UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]:              Amendment Number _______

This Amendment (Check only one):           [ ] is a restatement

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TD Securities (USA) LLC
Address:     31 West 52nd Street
             New York, New York 10019

Form 13F File Number: 28-11451

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Stroud
Title: Vice President & Director
Phone: 212-827-7508

Signature, Place, and Date of Signing:

      /S/ Peter Stroud                   New York,             November 10, 2009
      [Signature]                            [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
None

                              FORM 13F SUMMARY PAGE

      Report summary:

      Number of Other Included Managers: 0

      Form 13F Information Table Entry Total: 25

      Form 13F Information Table Value Total: $ 164,451

LIST OF OTHER INCLUDED MANAGERS:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Form 13F File Number   Name

                                   13F filing

FORM 13F-HR
NAME OF REPORTING MANAGER: TD SECURITIES (USA) LLC

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                                                                                                                     Item 8:
                                                                   Item 6:                           Item 7:    Voting Authority
                                         Item 4:                   Investment Discretion            Managers         (Shares)
                                         Fair       Item 5:        -----------------------------------------------------------------
                     Item 2:  Item 3:    Market     Shares or               (b) Shared-
Item 1:              Title of CUSIP      Value      Principal               As Defined  (c) Shared- See                 (b)     (c)
Name of Issuer       Class    Number     (x$1000)   Amount         (a) Sole in Instr. V other       Instr. V (a) Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
* ISHARES TR MSCI
EAFE IDX             COM      464287465        788      14,400 sh  sole                                          14,400
* ANWORTH MORTGAGE
ASSET CP COM         COM      037347101        209      26,555 sh  sole                                          26,555
* ANNALY CAP MGMT
INC COM              COM      035710409        544      30,000 sh  sole                                          30,000
ALLIANT TECHSYSTEMS
INC NOTE 3.000% 8/1  NOTE     018804AK0      5,722   5,000,000 prn sole                                       5,000,000
AMGEN INC NOTE
0.125% 2/0           NOTE     031162AN0        498     500,000 prn sole                                         500,000
 ANIXTER INTL INC
NOTE 7/0             NOTE     035290AG0      1,090   1,725,000 prn sole                                       1,725,000
 BOSTON PPTYS LTD
PARTNERSHIP NOTE
2.875% 2/1           NOTE     10112RAK0     10,114  10,500,000 prn sole                                      10,500,000
BRANDYWINE OPER
PARTNERSHIP NOTE
3.875%10/1           NOTE     105340AH6      7,990   8,500,000 prn sole                                       8,500,000
BRE PROPERTIES INC
NOTE 4.125% 8/1      NOTE     05564EBH8     11,642  12,000,000 prn sole                                      12,000,000
ERP OPER LTD
PARTNERSHIP NOTE
3.850% 8/1           NOTE     26884AAV5      6,354   6,500,000 prn sole                                       6,500,000
HEALTH CARE REIT
INC NOTE 4.750% 7/1  NOTE     42217KAQ9      6,373   6,000,000 prn sole                                       6,000,000
ISTAR FINL INC FRNT
10/0                 NOTE     45031UBF7      7,828  15,500,000 prn sole                                      15,500,000
MACROVISION CORP
NOTE 2.625% 8/1      NOTE     555904AB7      6,444   5,000,000 prn sole                                       5,000,000
NATIONAL CITY CORP
NOTE 4.000% 2/0      NOTE     635405AW3      5,000   5,000,000 prn sole                                       5,000,000
OMNICARE INC DBCV
3.250%12/1           NOTE     681904AL2      7,489  10,000,000 prn sole                                      10,000,000
PARKER DRILLING CO
NOTE 2.125% 7/1      NOTE     701081AR2      8,995  10,520,000 prn sole                                      10,520,000
PIONEER NAT RES CO
NOTE 2.875% 1/1      NOTE     723787AH0      5,758   6,000,000 prn sole                                       6,000,000
PROLOGIS NOTE
1.875%11/1           NOTE     743410AR3     21,259  25,000,000 prn sole                                      25,000,000
SANDISK CORP NOTE
1.000% 5/1           NOTE     80004CAC5      3,487   4,500,000 prn sole                                       4,500,000
SINCLAIR BROADCAST
GROUP INC NOTE
3.000% 5/1           NOTE     829226AW9        915   1,000,000 prn sole                                       1,000,000
SINCLAIR BROADCAST
GROUP INC NOTE
4.875% 7/1           NOTE     829226AU3      8,850  10,000,000 prn sole                                      10,000,000
TRANSOCEAN SEDCO
FOREX INC NOTE
1.500%12/1           NOTE     893830AW9      9,462  10,000,000 prn sole                                      10,000,000
TRANSOCEAN SEDCO
FOREX INC NOTE
1.500%12/1           NOTE     893830AV1      7,237   7,500,000 prn sole                                       7,500,000
VORNADO RLTY TR
DBCV 2.850% 4/0      NOTE     929042AC3     11,810  12,500,000 prn sole                                      12,500,000
WASHINGTON REAL
ESTATE INVT NOTE
3.875% 9/1           NOTE     939653AK7      8,593   9,000,000 prn sole                                       9,000,000

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